Income Taxes (Income Tax Loss Carry Forwards And Non-Refundable Investment tax Credits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Tax [Line Items]
Investment tax credits	$ 0	$ 0	$ 1,632
Federal [Member]
Income Tax [Line Items]
SR&ED expenditures (no expiry)	8,283
Federal [Member] | Year 2014 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	6,089		6,089
Federal [Member] | Year 2015 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	11,499		11,499
Federal [Member] | Year 2021 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	26		26
Investment tax credits	55
Federal [Member] | Year 2022 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	233		233
Investment tax credits	548
Federal [Member] | Year 2023 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	133		133
Investment tax credits	399
Federal [Member] | Year 2024 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	1,536		1,536
Investment tax credits	178
Federal [Member] | Year 2025 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	4,795		4,795
Investment tax credits	199
Federal [Member] | Year 2026 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	20,562		20,562
Investment tax credits	86
Federal [Member] | Year 2027 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,340		8,340
Investment tax credits	90
Federal [Member] | Year 2028 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	10,840		10,840
Investment tax credits	50
Federal [Member] | Year 2029 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,502		8,502
Federal [Member] | Year 2030 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	2,608		2,608
Federal [Member] | Year 2031 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	3,377		3,377
Federal [Member] | Year 2018 [Member]
Income Tax [Line Items]
Investment tax credits	10
Federal [Member] | Year 2019 [Member]
Income Tax [Line Items]
Investment tax credits	8
Federal [Member] | Year 2020 [Member]
Income Tax [Line Items]
Investment tax credits	96
Federal [Member] | Year 2032 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	3,491		3,491
Federal [Member] | Year 2033 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	1,817		1,817
Province State [Member]
Income Tax [Line Items]
SR&ED expenditures (no expiry)	0
Province State [Member] | Year 2014 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	6,089		6,089
Province State [Member] | Year 2015 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	11,499		11,499
Province State [Member] | Year 2021 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	0		0
Province State [Member] | Year 2022 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	0		0
Province State [Member] | Year 2023 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	0		0
Province State [Member] | Year 2024 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	1,455		1,455
Province State [Member] | Year 2025 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	4,768		4,768
Province State [Member] | Year 2026 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	20,496		20,496
Province State [Member] | Year 2027 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,320		8,320
Province State [Member] | Year 2028 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	10,823		10,823
Province State [Member] | Year 2029 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,502		8,502
Province State [Member] | Year 2030 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	2,607		2,607
Province State [Member] | Year 2031 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	3,377		3,377
Province State [Member] | Year 2032 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	3,491		3,491
Province State [Member] | Year 2033 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	$ 1,817		$ 1,817